UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:      September 30, 2006

Check here if Amendment [ ]                         Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:    Sidus Investment Management, LLC

Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number:      028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Oshiro

Title:   Controller

Phone:   (212) 751-6644

Signature, Place, and Date of Signing:

        /s/ Peter Oshiro       New York, New York        November 8, 2006
            [Signature]           [City, State]                [Date]


Report Type:
[X]      13F HOLDINGS REPORT

[  ]     13F NOTICE

[  ]     13F COMBINATION REPORT

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $162,992 (in thousands)

List of Other Included Managers:        None


        COLUMN 1                     COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
---------------------------          --------     --------     --------        --------        --------   --------     --------

                                     TITLE OF                   VALUE           AMOUNT        INVESTMENT    OTHER       VOTING
NAME OF ISSUER                        CLASS        CUSIP       (x$1000)    TYPE OF SECURITY   DISCRETION  MANAGERS    AUTHORITY
---------------------------          -------       -----       --------    ----------------   ----------  --------    ---------
ANDREW CORP                            COM       034425108       1227           132700 SH        SOLE       NONE         SOLE
APAC CUSTOMER SERVICES INC             COM       00185E106       8248          3112562 SH        SOLE       NONE         SOLE
APPLIED MICRO CIRCUITS CORP            COM       03822W109       1954           678600 SH        SOLE       NONE         SOLE
AVAYA INC                              COM       053499109       1176           102800 SH        SOLE       NONE         SOLE
BRIGHTPOINT INC                        COM       109473405       2174           152900 SH        SOLE       NONE         SOLE
CERAGON NETWORKS LTD                   COM       M22013102       2939           698100 SH        SOLE       NONE         SOLE
CREDENCE SYSTEMS CORP.                 COM       225302108       684            240100 SH        SOLE       NONE         SOLE
DENDRITE INTERNATIONAL INC.            COM       248239105       1739           177800 SH        SOLE       NONE         SOLE
ELECTROGLAS INC                        COM       285324109       2896          1056800 SH        SOLE       NONE         SOLE
EMC CORP MASS                          COM       268648102       2137           178400 SH        SOLE       NONE         SOLE
EMCORE CORP                            COM       290846104       3045           514315 SH        SOLE       NONE         SOLE
EPICOR SOFTWARE CORP                   COM       29426L108       6612           504343 SH        SOLE       NONE         SOLE
FIBERTOWER CORP                        COM       31567R100       425             45000 SH        SOLE       NONE         SOLE
FINISAR                                COM       31787A101       1376           379200 SH        SOLE       NONE         SOLE
INTEL CORP                             COM       458140100       5762           280100 SH        SOLE       NONE         SOLE
INTERNATIONAL DISPLAYWORKS INC         COM       459412102      11801          1852600 SH        SOLE       NONE         SOLE
JUPITERMEDIA CORPORATION               COM       48207D101       390             45000 SH        SOLE       NONE         SOLE
KONGZHONG CORP SPONSORED ADR           COM       50047P104       657             90500 SH        SOLE       NONE         SOLE
LEADIS TECHNOLOGY, INC.                COM       52171N103       3832           970000 SH        SOLE       NONE         SOLE
LOOKSMART LTD.                         COM       543442503       6604          2269492 SH        SOLE       NONE         SOLE
MAGNA ENTERTAINMENT CORP.              COM       559211107       194             41400 SH        SOLE       NONE         SOLE
MDC PARTNERS INC                       COM       552697104       1186           163800 SH        SOLE       NONE         SOLE
NMS COMMUNICATIONS CORP                COM       629248105       5186          1791335 SH        SOLE       NONE         SOLE
NOKIA CORP SPONSORED ADR               COM       654902204       2036           103400 SH        SOLE       NONE         SOLE
OPENTV CORP                            COM       G67543101       641            225000 SH        SOLE       NONE         SOLE
RICHARDSON ELECTRONICS LTD             COM       763165107       1721           190600 SH        SOLE       NONE         SOLE



        COLUMN 1                     COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
---------------------------          --------     --------     --------        --------        --------   --------     --------

                                     TITLE OF                   VALUE           AMOUNT        INVESTMENT    OTHER       VOTING
NAME OF ISSUER                        CLASS        CUSIP       (x$1000)    TYPE OF SECURITY   DISCRETION  MANAGERS    AUTHORITY
---------------------------          -------       -----       --------    ----------------   ----------  --------    ---------
SITEL CORP                             COM       82980K107       2956           982200 SH        SOLE       NONE         SOLE
SONUS NETWORKS INC                     COM       835916107       1943           370000 SH        SOLE       NONE         SOLE
SUPPORTSOFT, INC                       COM       868587106       7087          1621811 SH        SOLE       NONE         SOLE
TELETECH HOLDINGS, INC.                COM       879939106       1171            74900 SH        SOLE       NONE         SOLE
TERAYON COMMUNICATION SYS              COM       880775101       1296          1308800 SH        SOLE       NONE         SOLE
TRIDENT MICROSYSTEMS INC               COM       895919108       1382            59400 SH        SOLE       NONE         SOLE
VIEWPOINT CORP.                        COM       92672P108       551            466796 SH        SOLE       NONE         SOLE
VONAGE HOLDINGS CORP                   COM       92886T201       1732           251700 SH        SOLE       NONE         SOLE
WESTERN DIGITAL CORP                   COM       958102105       1872           103400 SH        SOLE       NONE         SOLE
ACXIOM CORP                            COM       005125109       617             25000 SH        SOLE       NONE         SOLE
ALCATEL SPONSORED ADR                  COM       013904305       1827           150000 SH        SOLE       NONE         SOLE
EMERSON ELECTRIC CO                    COM       291011104       2516            30000 SH        SOLE       NONE         SOLE
FLEXTRONICS INTL LTD                   COM       Y2573F102       930             73600 SH        SOLE       NONE         SOLE
INTERNATIONAL BUSINESS MACHS           COM       459200101       1639            20000 SH        SOLE       NONE         SOLE
INTERSIL CORP CL A                     COM       46069S109       899             36600 SH        SOLE       NONE         SOLE
ISHARES RUSSELL 1000 GROWTH INDEX      COM       464287614       8266           158600 SH        SOLE       NONE         SOLE
ISHARES TRUST RUSSELL 2000 INDEX       COM       464287655      11700           162500 SH        SOLE       NONE         SOLE
NASDAQ 100 TR UNIT SER 1               COM       631100104      16553           407200 SH        SOLE       NONE         SOLE
SEMICONDUCTOR HOLDRS TRUST             COM       816636203       2400            70000 SH        SOLE       NONE         SOLE
SPRD TR UNIT SER 1                     COM       78462F103       7828            58600 SH        SOLE       NONE         SOLE
VEECO INSTRUMENTS INC                  COM       922417100       715             35500 SH        SOLE       NONE         SOLE
CIENA CORP 3.75% 02/01/2008            NOTE      171779AA9      10470         10850000 SH        SOLE       NONE         SOLE
